DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Oncotelic Therapeutics, Inc. (f/k/a Mateon Therapeutics, Inc.) (“Oncotelic”), was formed in the State of New York in 1988 as OXiGENE, Inc., was reincorporated in the State of Delaware in 1992, and changed its name to Mateon Therapeutics, Inc. in 2016, and Oncotelic Therapeutics, Inc. in November 2020. Oncotelic conducts business activities through Oncotelic and its wholly-owned subsidiaries, Oncotelic, Inc., a Delaware corporation, PointR Data, Inc. (“PointR”), a Delaware corporation, and EdgePoint AI, Inc. (“Edgepoint”), a Delaware Corporation for which there are non-controlling interests, (Oncotelic, Oncotelic Inc., PointR and Edgepoint are collectively called the “Company” or “We”). The Company is currently developing OT-101 for various cancers and COVID-19, Artemisinin for COVID-19 and AI technologies for clinical development and manufacturing. The Company has acquired apomorphine for Parkinson’s Disease, erectile dysfunction and female sexual dysfunction. In addition, the Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma.

In April 2019, Oncotelic entered into an Agreement and Plan of Merger with Oncotelic Inc. (the “Merger Agreement”), a clinical-stage biopharmaceutical company developing investigational drugs for the treatment of orphan oncology indications and Oncotelic’s wholly owned subsidiary Oncotelic Acquisition Corporation (the “Merger Sub”). Upon the terms of and subject to the satisfaction of the conditions described in the Merger Agreement, the Merger Sub was merged with and into Oncotelic (the “Merger”), with Oncotelic Inc. surviving the Merger as a wholly owned subsidiary of Oncotelic. Also, in April 2019, Oncotelic completed the Merger and Oncotelic Inc. became a wholly owned subsidiary of Oncotelic. The Merger was treated as a recapitalization and reverse acquisition for financial accounting purposes. Oncotelic Inc. is considered the acquirer for accounting purposes, and Oncotelic Inc.’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. prior to the Merger in the financial statements and filings with the Securities and Exchange Commission (“SEC”).

In August 2019, the Company entered into an Agreement and Plan of Merger (the “PointR Merger Agreement”) with PointR. PointR survived the merger as a wholly-owned subsidiary of the Company (the “PointR Merger”). The PointR Merger was intended to create a publicly-traded artificial intelligence (“AI”) driven immuno-oncology company with a robust pipeline of first in class TGF-β immunotherapies for late stage cancers such as gliomas, pancreatic cancer and melanoma. In November 2019, the Company entered into Amendment No. 1 (the “Amendment”) to the PointR Merger Agreement with PointR. The Amendment revised certain terms of the PointR Merger Agreement to provide that holders of PointR Common Stock would receive shares of the Company’s Series A Preferred Stock in lieu of shares of the Company’s Common Stock in connection with the PointR Merger, as originally contemplated by the PointR Merger Agreement. The Amendment also revised the terms of the milestones for earn-out payment. Also in November 2019, pursuant to the terms of the PointR Merger Agreement, the Company completed the PointR Merger.

In February 2020, the Company formed a subsidiary, Edgepoint. Edgepoint was formed as a start-up company, with plans to develop technologies and IP related to various unmet issues within the pharma and medical device industries. The Company may spin off Edgepoint into a separate public company in the future.

The Company is a cancer immunotherapy company dedicated to the development of first in class self-immunization protocol (“SIP™”) candidates for difficult to treat cancers. The Company’s proprietary SIP™ candidates offer advantages over other immunotherapies because they do not require extraction of the tumor or isolation of the antigens, and they have the potential for broad-spectrum applicability for multiple cancer types. The Company’s proprietary product candidates have shown promising clinical activity in phase 2 trials for the treatment of gliomas and pancreatic cancers. The Company aims to translate its unique insights, which span more than three decades of original work using RNA therapeutics, into the deployment of antisense as a RNA therapeutic for diseases which are caused by TGF-β overexpression, starting with cancer and expanding to Duchenne Muscular Dystrophy (“DMD”) and others. Oncotelic Inc.’s product candidate, OT-101, is being developed as a broad-spectrum anti-cancer drug that can also be used in combination with other standard cancer therapies to establish an effective multi-modality treatment strategy for difficult-to-treat cancers. Together, the Company plans to initiate phase 3 clinical trials for OT-101 in both high-grade glioma and pancreatic cancer, and any other indications that may evolve. The Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma.

The Company is also developing OT-101 for the various epidemics and pandemics, similar to the current corona virus (“COVID-19”) pandemic. In this connection, the Company entered into an agreement and supplemental agreement with Golden Mountain Partners (“GMP”) for a total of $1.2 million to render services for the development of OT-101. Such amount was recorded as revenue upon completion of all performance obligations under the agreement. Further, In June 2020, the Company secured $2 million in debt financing from GMP to conduct a clinical trial evaluating OT-101 against COVID-19. The Company discontinued enrollment in its OT-101 clinical trial in patients with COVID-19 in June 2021. The trial completed randomization of 32 out of 36 patients planned, on an intent to treat basis. The discontinuance of the trial was due to the continuing rise of more severe variants in Latin America, leading to exhaustion of medical care infrastructure in Latin America.

In 2020 and 2021, the Company was developing Artemisinin as a potential therapy for COVID-19. Artemisinin, purified from a plant Artemisia annua. It can inhibit TGF-β activity and is able to neutralize COVID-19. The Company initially conducted a study and the test results during an in vitro study at Utah State University showed Artemisinin having an EC50 of 0.45 ug/ml, and a Safety Index of 140. Artemisinin can target multiple viral threats, including COVID-19, by suppressing both viral replication and clinical symptoms that arise from viral infection. Viral replication cannot occur without TGF-β. In a clinical study undertaken in India, clinical consequences related to the TGF-β surge, including ARDS and cytokine storm, were suppressed by targeting TGF-β with Artemisinin. The ARTI-19 trials were conducted in India by Windlas Biotech Limited (“Windlas”), the Company’s business partner in India. Windlas had applied for regulatory approval for it’s Artemisinin based product, ArtiShieldTM, but has not been able to obtain regulatory approval for use of ArtiShieldTM as a COVID-19 therapy and as such, no significant revenues have been reported by Windlas nor have we accrued any royalties on Artemisinin due from Windlas. We intend to focus future development on Artemisinin against other respiratory viruses with unmet needs.

On March 31, 2022, the Company formalized a JV with Dragon Overseas Capital Limited and GMP Biotechnology Limited, both affiliates of GMP. For more information on the JV, refer to our Current Report on Form 8-K filed with the SEC on April 6, 2022.

Amendments to Certificate of Incorporation

In November 2020 the Company filed an amendment to its Certificate of Incorporation with the Secretary of State for the State of Delaware changing its name from “Mateon Therapeutics, Inc.” to “Oncotelic Therapeutics, Inc.” A notice of corporate action had been filed with the Financial Industry Regulatory Authority (“FINRA”), requesting confirmation to change its name and approval for a new ticker symbol. On March 29, 2021, the Company received approval from FINRA on its notice of corporate action, and effective March 30, 2021, the Company’s ticker symbol has changed from “MATN” to “OTLC”.

In January 2021, the Company filed an additional amendment to its Certificate of Incorporation with the Secretary of State for the State of Delaware which went effective immediately upon acceptance by the Secretary of State for the State of Delaware. As approved by the Company’s stockholders by written consent on August 10, 2020, the amendment also increased the number of authorized shares of Common Stock from 150,000,000 shares to 750,000,000 shares.

In addition, the Company registered an additional total of 20,000,000 shares of its Common Stock, which may be issued pursuant to the Company’s Amended and Restated 2015 Equity Incentive Plan (the “Plan”). Such additional shares were approved by the shareholders of the Company on August 10, 2020 and as reported to the Securities and Exchange Commission (the “SEC”) on Current Report on Form 8-K on August 14, 2020. As such, the total number of shares of the Company’s Common Stock available for issuance under the 2015 plan is 27,250,000.

Fundraising

J.H. Darbie Financing Notes & Issuance of Oncotelic Warrants

Between July 2020 and March 2021, the Company issued and sold a total of 100 units (“Units”), with each Unit consisting of (i) 25,000 shares of Edgepoint common stock, par value $0.01 per share (“Edgepoint Common Stock”), for a price of $1.00 per share of Edgepoint Common Stock; (ii) one convertible promissory note issued by the Company (the “Unit Note”), convertible into up to 25,000 shares of EdgePoint Common Stock at a conversion price of $1.00 per share, or up to 138,889 shares of the Company’s Common Stock, at a conversion price of $0.18 per share; and (iii) 100,000 warrants, consisting of (a) 50,000 warrants to purchase an equivalent number of shares of EdgePoint Common Stock at $1.00 per share (“Edgepoint Warrant”), and (b) 50,000 warrants to purchase an equivalent number of shares of Company Common Stock at $0.20 per share (“Oncotelic Warrant”) (collectively, the “JH Darbie Financing”).

In June 2021, the Company and the Investors agreed to extend the maturity date of the Notes from June 30, 2021, to March 31, 2022. In addition, the Company and JHDarbie identified an error in the Oncotelic Warrants and JH Darbie Financing documents which intended to have the investors to purchase $50,000 of shares of Common Stock or Edgepoint Common Stock. However, the Company only issued 50,000 Oncotelic Warrants, with an aggregate exercise price of $10,000. The error was corrected by the Company and the Company issued to the Investors an aggregate of 20.0 million additional Oncotelic Warrants, and 2.0 million additional Oncotelic Warrants to J.H. Darbie., as placement agent. Each Investor was entitled to receive 200,000 additional Oncotelic Warrants for each Unit purchased. The issuance of the additional warrants resulted in the Company recording an expense of $2,023,552 in the Company’s statement of operations during the year ended December 31, 2021. No similar expense was recorded in the same period in 2020. Management reviewed the guidance per ASC 470-60 Troubled debt restructurings and ASC 470-50 Debt-Modifications and Extinguishments and concluded that the terms of the agreements were not substantially different as of June 30, 2021, and, accounted for the transaction as a debt modification.

Equity Purchase Agreement

In May 2021, the Company entered into an Equity Purchase Agreement (the “EPL”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P. (“Peak One”), pursuant to which the Company shall have the right, but not the obligation, to direct Peak One to purchase up to $10.0 million (the “Maximum Commitment Amount”) in shares of the common stock, par value $0.01 per share (“Common Stock”) in multiple tranches. The Company has directed Peak One, on nine occasions, for an aggregate of 3.4 million shares of Common Stock for aggregate net cash proceeds of approximately $420,000.

Geneva Roth Remark Notes

In May 2021, the Company consummated the closing of a private placement transaction whereby, pursuant to a Securities Purchase Agreement (the “Geneva Agreement”) entered into with Geneva Roth Remark (“Geneva”), the Company issued a convertible promissory note in the aggregate principal amount of $203,750 (the “Note 1”). Further in June 2021, the Company issued an additional convertible promissory note in the aggregate principal amount of $103,750 (“Note 2”, and collectively with Note 1, the “Notes”). The Notes are convertible into shares of the Company’s Common Stock. Additional convertible promissory notes may be issued under the Geneva Agreement for up to $1.2 million in the aggregate principal amount subject to further agreement by and between the Company and Geneva. The notes were repaid in December 2021 and there is no outstanding balance on these notes.

August 2021 Notes

In August 2021, the Company issued Note Purchase Agreements with Autotelic Inc., the Company’s Chief Financial Officer (“CFO”), and certain other accredited investors. Under the terms of the Note Purchase Agreements, the Company issued an aggregate of $698,500 (the “Principal Amount”) in debt in the form of unsecured convertible promissory notes (collectively, the “Notes”). The Notes are unsecured, and provide for interest at the rate of 5% per annum. Such Notes were issued against some of the short-term debt due as of June 30, 2021. All amounts outstanding under the Notes become due and payable at such time as determined by the holders of a majority of the Principal Amount of the Notes (the “Majority Holders”), on or after (a) the one-year anniversary of the Notes, or (b) the occurrence of an Event of Default (as defined in the Note Purchase Agreements) (the “Maturity Date”). The Company may prepay the Notes at any time. Events of Default under the Notes include, without limitation, (i) failure to make payments under the Notes within thirty (30) days of the Maturity Date, (ii) breaches of the Note Purchase Agreement or Notes by the Company which is not cured within thirty (30) days of notice of the breach, (iii) bankruptcy, or (iv) a change in control of the Company (as defined in the Note Purchase Agreements). The Majority Holders have the right, at any time not more than five days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Notes. The Notes may be converted, at the election of the Majority Holders, into shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), at a fixed conversion price of $0.18 per share.

GMP Letter of Intent, Term Sheet, note purchase agreements and unsecured notes

In August 2021 the Company, the Company’s Chief Executive Officer (the “CEO”), and GMP executed a letter of intent and a non-binding term sheet (the “Term Sheet”), which Term Sheet included certain binding terms relating to a standstill agreement and the issuance of a convertible promissory note (as more fully described below). The Term Sheet sets forth the terms and conditions pursuant to which the Company and GMP will, subject to shareholder approval, form a joint venture (the “JV”) with the objective to develop the Company’s product portfolio. Pursuant to the Term Sheet, the Company will contribute its product portfolio to the JV in consideration for a 35% ownership stake in the JV. As set forth above, the Term Sheet sets forth certain binding terms regarding (i) a 45-day standstill by the Company, and (ii) the issuance by the Company of a convertible note for $1.5 million to GMP to fund the OT-101 clinical trial study close-out. Although no assurances can be given, the Company and GMP currently intend to conduct an initial public offering of the JV, at a future date, on either the Hong Kong Exchange or other stock exchange. The formation of the JV is not assured as the formation of the JV is subject to approval of the Company’s shareholders and the execution of definitive agreements, among other conditions.

In September 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $1.5 million (the “September 2021 Note”), which September 2021 Note is convertible into shares of the Company’s Common Stock.

The September 2021 Note carries an interest rate of 2% per annum and matures on the earlier of (a) the one year anniversary of the date of the Agreement, (b) early termination of that certain clinical trial known as “A Randomized, Controlled, Multi - Center Study of OT-101 in COVID-19 Patients (Investigational New Drug (IND) Application #149299)” (the “Clinical Trial”), or any termination of the Clinical Trial, or (c) the acceleration of the maturity of the September 2021 Note by GMP upon occurrence of an Event of Default (as defined below). The September 2021 Note contains a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of the September 2021 Note into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion (as defined in the September 2021 Note) from GMP. Prepayment of the September 2021 Note may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. The September 2021 Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, at GMP’s election, the outstanding principal amount of the September 2021 Note, plus accrued but unpaid interest, will become immediately due and payable in cash.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “October 2021 Note”), which October 2021 Note is convertible into shares of the Company’s Common Stock.

The October 2021 Note carries an interest rate of 2% per annum and matures on the earlier of (a) the one-year anniversary of the date of the October Purchase Agreement, or (b) the acceleration of the maturity of the October 2021 Note by GMP upon occurrence of an Event of Default (as defined below). The October 2021 Note contains a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of the October 2021 Note into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion (as defined in the October 2021 Note) from GMP. Prepayment of the October 2021 Note may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. The October Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, at GMP’s election, the outstanding principal amount of the October 2021 Note, plus accrued but unpaid interest, will become immediately due and payable in cash. The October Purchase Agreement requires the Company to use of the proceeds received under the October 2021 Note to support the clinical development of OT-101, including payroll and has been made in continuation of the relationship between the Company and GMP.

November/December 2021 Notes

In November and December 2021, the Company entered into various Securities Purchase Agreements with Talos Victory Fund, LLC (the (“Talos”), Mast Hill Fund, LP (“Mast”), FirstFire Global Opportunities Fund, LLC (“FirstFire”), Blue Lake Partners, LLC (“Blue Lake”) and Fourth Man, LLC (“Fourth Man”), pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.25 million each, aggregating gross $1.25 million (the “Notes”), which Notes are convertible into shares of the Company’s common stock, par value $0.01 per share (“Common Stock”).

The Purchase Agreements were entered into as part of a convertible note financing round with aggregate gross proceeds to the Company of up to $1.25 million (the “Financing”), undertaken by the Company pursuant to that certain Finder’s Fee Agreement between the Company and JH Darbie & Co., Inc. (“JH Darbie”), dated October 26, 2021 (the “Agreement”). All of the Purchase Agreements and the Note contain identical terms except with reference to the name of the holders, the use of proceeds, which include repayment of certain debt, general corporate expenses and payroll, as applicable and the jurisdictions.

The Notes carry an interest rate of 12% per annum and mature on the earlier of (a) the one-year anniversary of the date of the Purchase Agreements or (b) the acceleration of the maturity of the Note by Holder upon occurrence of an Event of Default (as defined below). The Notes contain a voluntary conversion mechanism whereby the applicable holder may convert the outstanding principal and accrued interest under the terms of the Notes into shares of Common Stock (the “Conversion Shares”), at a fixed price of $0.07 per share (the “Conversion Price”), subject to adjustments upon the occurrence of certain corporate events. Prepayment of the Notes may be made at any time upon three trading days’ prior written notice to the respective holder, by payment of the then outstanding principal amount plus accrued and unpaid interest and reimbursement of such holder’s administrative fees. The Notes contains customary events of default (each an “Event of Default”). If an Event of Default occurs, at the respective holder’s election, the outstanding principal amount of the Notes, plus accrued but unpaid interest, will become immediately due and payable in cash. The Purchase Agreement requires the Company to use the proceeds to the full repayment of that certain convertible promissory note including any accrued interest or prepayment penalty thereon, issued by the Company in May and June 2021 to Geneva.

Licensing Agreement with Autotelic Inc.

In September 2021, the Company entered into an exclusive License Agreement (the “Agreement”) with Autotelic, Inc. (“Autotelic”), pursuant to which Autotelic granted Oncotelic, among other things: (i) the exclusive right and license to certain Autotelic Patents (as defined in the Agreement) and Autotelic Know-How (as defined in the Agreement); and (ii) a right of first refusal to acquire at least a majority of the outstanding capital stock of Autotelic prior to Autotelic entering into any transaction that is a financing collaboration, distribution revenues, earn-outs, sales, out-licensing, purchases, debt, royalties, merger acquisition, change of control, transfer of cash or non-cash assets, disposition of capital stock by way of tender or exchange offer, partnership or any other joint or collaborative venture, research collaboration, material transfer, sponsored research or similar transaction or agreements. In exchange for the rights granted to Oncotelic, Autotelic will be entitled to earn the milestone payments of up to $50 million upon achievement of certain financial, development and regulatory milestones. In addition to the milestone payments, Autotelic would be entitled to earn royalties equal to 15% of the net sales of any products that incorporate the Autotelic Patents or Autotelic Know-How. The Agreement contains representations, warranties and indemnification provisions of each of the parties thereto that are customary for transactions of this type.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Oncotelic, PointR and Edgepoint for which there are non-controlling interests. Intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net losses of approximately $31.0 million since inception of Oncotelic Inc. as the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. prior to the Merger in the financial statements and filings. The Company also has a negative working capital of $14.8 million at December 31, 2021, of which approximately $1.3 million is attributable to assumed negative working capital of the Company and $2.6 million contingent liability of issuance of common shares of the Company to PointR shareholders upon achievement of certain milestones in accordance with the PointR Merger Agreement. The Company has negative cash flows from operations for the year ended December 31, 2021 of $4.3 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. Management expects to incur additional losses in the foreseeable future and recognizes the need to raise capital to remain viable. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s long-term plans include continued development of its current pipeline of products to generate sufficient revenues to cover its anticipated expenses, through either technology transfer or product sales, as well as develop AI technologies either directly or through its subsidiaries. Until the Company is able to generate sufficient revenues from its current pipeline, the Company plans on funding its operations through the sale of equity and/or the issuance of debt, combined with or without warrants or other equity instruments.

Between July 2020 and March 2021, the Company raised gross proceeds of $5 million, through JH Darbie Financing. The Company incurred $0.7 million of costs associated with the raise, of which $0.65 million was paid as direct placement fees to JH Darbie. JH Darbie and the Company are parties to a placement agent agreement, dated February 25, 2020 pursuant to which JH Darbie has the right to sell a minimum of 40 Units and a maximum of 100 Units on a best-efforts basis. Concurrently with the sale of the Units, JH Darbie was granted, a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 10 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

In addition to the JH Darbie Financing, the Company raised approximately $0.4 million from the Equity Purchase Agreement with Peak One, $0.3 million from Geneva, $2 million from Note Agreements with GMP, which was to be utilized for certain clinical trials, payment of payroll and development of OT-10, approximately $0.7 million from various bridge financiers, including $0.3 million from Autotelic Inc., a related party, approximately $0.1 million from the Paycheck Protection Plan of 2021 for PointR and $1.25 million from various investors in Notes from November/December 2021 financing.

During the year ended December 31, 2021, the Company had no service revenues. The Company had recorded a total of approximately $1.7 million in service revenues from GMP and ATB during the year ended December 31, 2020.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans, or that unforeseen expenses may arise, management believes that the potential equity and debt financing or other potential financing will provide the necessary funding for the Company to continue as a going concern. Also, management cannot guarantee any potential debt or equity financing will be available on favorable terms or at all. As such, management does not believe the Company has sufficient cash for 12 months from the date of this report. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations, or cease operations completely.